Information by Segment and Geographic Area (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Consolidated Revenues	$ 2,066,288	$ 2,895,970	$ 3,046,018
Outsourced, on-site services to steel mills and other metals producers and resource recovery technologies for the re-use of industrial waste stream by-products
Revenue from External Customer [Line Items]
Consolidated Revenues	1,378,142	1,358,454	1,404,103
Engineered scaffolding, concrete forming and shoring, and other access-related services, rentals and sales
Revenue from External Customer [Line Items]
Consolidated Revenues	0	885,377	937,293
Railway track maintenance services and equipment
Revenue from External Customer [Line Items]
Consolidated Revenues	275,614	286,167	352,036
Air-cooled heat exchangers
Revenue from External Customer [Line Items]
Consolidated Revenues	226,529	180,738	175,896
Industrial grating products
Revenue from External Customer [Line Items]
Consolidated Revenues	139,711	142,355	136,157
Heat transfer products
Revenue from External Customer [Line Items]
Consolidated Revenues	$ 46,292	$ 42,879	$ 40,533